RISK MANAGEMENT - Credit risk model - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (305,457,293)	$ (304,853,883)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,935,367	10,478,009
Accumulated impairment [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	77,825	72,414	$ 70,268	$ 64,910
Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,002,599	2,017,308
Accumulated impairment [member] | 12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	69,308	62,509	61,637	58,160
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,021,503	1,250,965
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,906	7,671	7,682	6,461
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,677,451	7,018,695
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,611	2,234	949	289
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	158,878	170,930	186,282	185,301
Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,161	31,226	25,965	24,977
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	25,223	22,196	19,188	20,201
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	102,494	117,508	141,129	140,123
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	233,814	191,041
Other accounts receivable, simplified approach | Accumulated impairment [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	233,814	191,041	199,382	197,115
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(30,055,436)	(28,472,926)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(243,432,271)	(251,981,889)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,830,940	10,387,285
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,906,733	1,936,489
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,014,553	1,243,294
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,675,840	7,016,461
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(184,225,973)	(190,129,486)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,429,970	10,006,639
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,429,970	10,006,639	10,035,715	9,197,514
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,867,294	1,890,934	1,811,608	1,494,887
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	989,330	1,216,752	1,284,791	1,425,922
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,573,346	6,898,953	6,939,316	6,276,705
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(105,824,421)	(110,756,010)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,262,079	5,363,688
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(104,047,053)	(110,051,750)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,261,931	5,362,893	5,294,600	5,492,746
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	683,890	724,075	612,441	598,538
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	220,828	217,588	218,824	515,202
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,357,213	4,421,230	4,463,335	4,379,006
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,777,368)	(704,260)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	148	795	22	1,444
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	148	794	22	1,444
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(56,791,437)	(57,810,307)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,664,776	4,166,018	4,307,446	3,311,912
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,104,503	1,105,918	1,141,997	839,904
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	703,634	927,310	993,268	853,159
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,856,639	2,132,790	2,172,181	1,618,849
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21,609,555)	(21,562,412)
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	502,155	473,315	379,987	352,441
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	78,738	60,088	45,080	48,763
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	64,868	71,839	66,333	52,639
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	358,549	341,388	268,574	251,039
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(560)	(757)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	960	3,618	53,660	38,971
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15	59	12,068	6,238
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		14	6,366	4,922
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	945	3,545	35,226	27,811
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	392,692	361,971
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,161	31,226
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	25,223	22,196
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	102,494	117,508
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	233,814	191,041
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28,455,957)	(27,050,198)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,278	18,675	16,882	36,930
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,278	14,329	12,613	28,563
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		4,346	4,269	8,367
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28,455,957)	(27,050,198)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28,455,957)	(27,050,198)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26,602	18,310	12,972	12,686
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26,558	$ 18,310	$ 12,972	$ 12,686
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 44